NONCONTROLLING INTEREST	12 Months Ended
Dec. 31, 2023
NONCONTROLLING INTEREST
NONCONTROLLING INTEREST

NOTE 10 – NONCONTROLLING INTEREST

Noncontrolling interests are classified as a separate line item in the equity section and disclosures in the Group’s consolidated financial statements have distinguished the interest of the Group from the interest of the noncontrolling interest holder. Noncontrolling interest in 2021 represented 49% ownership interests of Mansions owned by two unrelated parties. Mansions commenced its business in the UK in August 2021. In May 2022, the Company acquired the 49% of ownership interests in Mansions owned by the two unrelated parties with a consideration of one dollar each. There was no noncontrolling interest as of December 31, 2023 and 2022.